Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (24,277,935)	$ (1,213,199)
Adjustments to arrive at net loss from continuing operations	549,922	46,598
Net loss from continuing operations	(24,827,857)	(1,259,797)
Adjustments to reconcile net loss from continuing operations to net cash provided by (used in) operations:
Depreciation and amortization	1,120,404	345,566
Provision for bad debts	546,823
Amortization of debt discount and deferred debt issuance costs	1,239,282	163,590
Issuance of shares to non-employees for services	211,418	383,900
Change in fair value of derivative instruments	14,156,361	(198,908)
Issuance of common shares for extinguishment of debt and cancellation of warrants		352,763
Loss on extinguishment of debt	992,000
Conversion of Series F Preferred Shares and settlement of contingent consideration	2,161,938
Share based compensation	1,572,988
Loss on debt restructuring	248,575
Issuance of shares pursuant to convertible notes payable	187,243
Fair value of shares issued to officer		382,344
Change in deferred taxes	(1,122,523)	(2,800,972)
Change in fair value of contingent consideration	3,272,737
Cancellation of contingent consideration	(141,607)
Equity loss attributable to affiliate		50,539
Net gain on deconsolidation of Digital subsidiary and write off of related investment in subsidiary		(453,514)
Other	15,000
Changes in operating assets and liabilities:
Accounts receivable	1,275,782	(1,431,135)
Other assets	(4,096,902)	(769,695)
Convertible notes receivable	(600,000)
Loans receivable	(285,954)
Deferred revenue	(22,023)	72,528
Accounts payable and accrued expenses	5,833,675	2,020,992
Income taxes payable	306,812	123,605
Net cash provided by operating activities of discontinued operations	748,762	42,252
Total adjustments	27,620,791	(1,716,145)
Net cash provided by (used in) operating activities	2,792,934	(2,975,942)
Cash flows from investing activities:
Advances to affiliate		(179,061)
Purchases of equipment	(124,273)	(89,258)
Payments made pursuant to disposal of business	(297,321)
Consideration paid for acquisitions, net of cash received	188,217	(13,467,074)
Convertible notes receivable
Net cash used in investing activities	(233,377)	(13,735,393)
Cash flows from financing activities:
Proceeds from sale of preferred stock, net of issuance costs	775,000	6,954,429
Cash redemption of Series F preferred stock	(3,000,000)
Cash Paid for Preferred Dividends	(360,000)
Increase in deferred loan costs	(1,823,094)	(1,339,043)
Increase in loans receivable
Proceeds from bank borrowings	77,500	150,000
Repayments of bank borrowings	(149,416)
Repayments of notes and loans payable	(2,171,730)	(2,105,730)
Issuance of shares pursuant to public offering	5,237,491
Registration costs
Proceeds from third party borrowings	14,090,726	15,187,796
Proceeds from related party borrowings	3,950,000	849,439
Repayment of related party borrowings	(329,791)
Repayments of acquisition notes payable	(925,960)	(2,378,648)
Distribution to non-controlling interest		(50,539)
Net cash provided by financing activities of discontinued operations	(317,600)	1,324
Net cash provided by financing activities	15,053,126	17,269,028
Net increase in cash	17,612,683	557,693
Cash, beginning of period	606,002	89,285
Less cash related to discontinued operations	(352,153)	(40,976)
Cash, end of period	17,866,532	606,002
Supplemental disclosures of cash flow information:
Cash paid for interest	1,269,187	581,229
Cash paid for income taxes	165,256	9,890
Non-cash investing and financing activities:
Common stock issued on debt conversion		153,216
Common stock issued for acquisition not completed		290,766
Forfeiture of officers compensation		200,000
Addition to debt discount	6,814,000
Conversion of preferred shares into common shares		352,344
Issuance of shares pursuant to convertible debentures	382,492
Issuance of shares for preferred dividends	958,822
Conversion of Put Shares	499,921
Redeemable common stock		499,921
Redeemable preferred stock issued for acquisition		8,320,054
Promissory notes issued for acquisition	2,107,804	2,378,668
Preferred stock issued in settlement of debt obligation		616,760
Preferred dividends	(1,084,314)	843,215
Fair value of warrants accounted for as derivatives and corresponding increase in debt discount	194,000	193,944
Notes payable to satisfy liabilities associated with deferred loan costs		610,000
Series A Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock	200
Series B Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock	2,216,760
Series C Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock	1,500,000
Series D Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock	605,872
Series E Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock	3,350,000
Series F Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock	1,404,000
Series H Preferred Stock
Non-cash investing and financing activities:
Conversion of Preferred Stock	$ 1,425,000